Cover	May 28, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 28, 2020
Current Fiscal Year End Date	--12-31
Entity File Number	001-35668
Entity Registrant Name	Intercept Pharmaceuticals, Inc.
Entity Central Index Key	0001270073
Entity Tax Identification Number	22-3868459
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	10 Hudson Yards
Entity Address, Address Line Two	37th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	646
Local Phone Number	747-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	ICPT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false